Nature of Expenses - Schedule of Amortization of Intangible Assets (Details) - Amortization of Intangible Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization of Intangible Assets [Line Items]
Research and development	$ 3,819	$ 3,203	$ 3,157
Selling and marketing	1,351	1,680	1,315
General and administrative	22	22	22
Total amortization of intangible assets	$ 5,192	$ 4,905	$ 4,494